SHAREHOLDERS' EQUITY (Schedule of Awards Outstanding) (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding | shares	1,621,535
Number of options exercisable | shares	520,335
0.01 [Member] | RSUs [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.01
Number of options outstanding | shares	120,200
Awards outstanding, weighted average remaining contractual life (years)	6 years 11 days
Awards outstanding, weighted average exercise price per share	$ 0.01
Number of options exercisable | shares
Awards exercisable, weighted average remaining contractual life (years)	0 years
Awards exercisable, weighted average exercise price
$9.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 9.85
Number of options outstanding | shares	2,704
Awards outstanding, weighted average remaining contractual life (years)	2 months 19 days
Awards outstanding, weighted average exercise price per share	$ 9.26
Number of options exercisable | shares	2,704
Awards exercisable, weighted average remaining contractual life (years)	2 months 19 days
Awards exercisable, weighted average exercise price	$ 9.26
$ 14.69 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 14.69
Number of options outstanding | shares	613,500
Awards outstanding, weighted average remaining contractual life (years)	6 years 5 months 27 days
Awards outstanding, weighted average exercise price per share	$ 14.83
Number of options exercisable | shares	20,000
Awards exercisable, weighted average remaining contractual life (years)	10 months 6 days
Awards exercisable, weighted average exercise price	$ 14.10
$ 28.65-29.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	28.65
Exercise price, maximum	$ 29.00
Number of options outstanding | shares	158,500
Awards outstanding, weighted average remaining contractual life (years)	5 years 11 months 19 days
Awards outstanding, weighted average exercise price per share	$ 24.97
Number of options exercisable | shares	28,000
Awards exercisable, weighted average remaining contractual life (years)	5 years 8 months 16 days
Awards exercisable, weighted average exercise price	$ 28.15
$ 30.65-36.71 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	30.65
Exercise price, maximum	$ 36.71
Number of options outstanding | shares	530,631
Awards outstanding, weighted average remaining contractual life (years)	4 years 5 months 1 day
Awards outstanding, weighted average exercise price per share	$ 32.47
Number of options exercisable | shares	281,631
Awards exercisable, weighted average remaining contractual life (years)	4 years 5 months 20 days
Awards exercisable, weighted average exercise price	$ 32.30
$ 41.37-42.96 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	41.37
Exercise price, maximum	$ 42.96
Number of options outstanding | shares	196,000
Awards outstanding, weighted average remaining contractual life (years)	11 months 23 days
Awards outstanding, weighted average exercise price per share	$ 40.91
Number of options exercisable | shares	188,000
Awards exercisable, weighted average remaining contractual life (years)	10 months 6 days
Awards exercisable, weighted average exercise price	$ 39.50